Other Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

Note 7 – Other assets

On May 15, 2020, the Company executed a securities purchase agreement with Global Career Networks Inc, a Delaware corporation (the “Seller”), the sole owner of Life Guru, pursuant to which the Company purchased from the Seller, a 51% interest in the capital stock of Life Guru, representing an aggregate of 2,040 shares of Life Guru’s common stock. LifeGuru owns and operates the LifeGuru.me website which is currently in development and is anticipated to be fully launched in the fourth quarter of 2020. In consideration for the purchase, the Company agreed to issue the Seller 500,000 shares of the Company’s Series B Preferred Stock at closing, which occurred on May 15, 2020. An additional up to 1,500,000 Series B Preferred Stock shares will be issuable to the Seller upon the following milestones, provided that such milestones are met prior to the earlier of (i) one (1) year after closing; and (ii) thirty (30) days after the Company has provided the Seller written notice of a breach by the Seller of any provision of the SPA, which breach has not been reasonably cured within such thirty (30) day period (such earlier date of (i) and (ii), the “Milestone Termination Date”):

(a) 500,000 Series B Preferred Stock shares upon completion of the fully operational LifeGuru.me website;

(b) 500,000 Series B Preferred Stock shares upon such time as 300 coaches have signed up at LifeGuru.me; and

(c) 500,000 Series B Preferred Stock shares upon such time as 1,000 coaches have signed up at LifeGuru.me.

The fair value of 500,000 shares of the Company’s Series B Preferred Stock issued at closing, valued on such grant date was $605,488, which equaled the market price per common share on the grant multiplied by the equivalent number of common shares which would be issuable upon conversion of Series B Preferred Stock.

The Company did not recognize any liabilities related to the milestone shares due to the uncertainty surrounding such milestones as of December 31, 2020.

The 51% owned subsidiary is a consolidated entity which requires the presentation of noncontrolling interest in the consolidated statements of operations for the three months ended March 31, 2021. As there was no activity for the entity as of March 31, 2021, no assets, liabilities or noncontrolling interest were presented at the period ended March 31, 2021. Since the asset is not substantiating a future cash flow, the Company determined an impairment adjustment was necessary for the periods presented. Investment in LifeGuru of $605,488 was impaired in full during the fourth quarter of 2020.

During the second quarter of 2021, the Company issued 500,000 Series B Preferred Stock shares for reaching the second milestone. The fair value of 500,000 shares of the Company’s Series B Preferred Stock issued at closing, valued on such grant date was $601,852, which equaled the market price per common share on the grant multiplied by the equivalent number of common shares which would be issuable upon conversion of Series B Preferred Stock. This amount was expensed as in process research and development.

The Company did not recognize any liabilities related to the milestone shares due to the uncertainty surrounding such milestones.

Note 6 – Other assets

On May 15, 2020, the Company executed a securities purchase agreement with Global Career Networks Inc, a Delaware corporation (the “Seller”), the sole owner of Life Guru, pursuant to which the Company purchased from the Seller, a 51% interest in the capital stock of Life Guru, representing an aggregate of 2,040 shares of Life Guru’s common stock. LifeGuru owns and operates the LifeGuru.me website which is currently in development and is anticipated to be fully launched in the fourth quarter of 2020. In consideration for the purchase, the Company agreed to issue the Seller 500,000 shares of the Company’s Series B Preferred Stock at closing, which occurred on May 15, 2020. An additional up to 1,500,000 Series B Preferred Stock shares will be issuable to the Seller upon the following milestones, provided that such milestones are met prior to the earlier of (i) one (1) year after closing; and (ii) thirty (30) days after the Company has provided the Seller written notice of a breach by the Seller of any provision of the SPA, which breach has not been reasonably cured within such thirty (30) day period (such earlier date of (i) and (ii), the “Milestone Termination Date”):

(a) 500,000 Series B Preferred Stock shares upon completion of the fully operational LifeGuru.me website;

(b) 500,000 Series B Preferred Stock shares upon such time as 300 coaches have signed up at LifeGuru.me; and

(c) 500,000 Series B Preferred Stock shares upon such time as 1,000 coaches have signed up at LifeGuru.me.

The fair value of 500,000 shares of the Company’s Series B Preferred Stock issued at closing, valued on such grant date was $605,488, which equaled the market price per common share on the grant multiplied by the equivalent number of common shares which would be issuable upon conversion of Series B Preferred Stock.

The Company did not recognize any liabilities related to the milestone shares due to the uncertainty surrounding such milestones.

The 51% owned subsidiary is a consolidated entity which requires the presentation of noncontrolling interest in the consolidated statements of operations for the year ended December 31, 2020. As there was no activity for the entity as of December 31, 2020, no assets, liabilities or noncontrolling interest were presented at the period ended December 31, 2020. Since the asset is not substantiating a future cash flow, the Company determined an impairment adjustment was necessary for the periods presented. Investment in LifeGuru of $605,488 was impaired in full during the fourth quarter of 2020.